EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [abstract]
Balance, beginning of year	$ 372	$ 360
Share of net (loss) income	2	(4)	$ 12
Share of other comprehensive income	87	26
Dividends received	(3)	(3)
Foreign exchange translation and other	(3)	(7)
Balance, end of year	$ 455	$ 372	$ 360